Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Net sales	$ 76,923	$ 62,027	$ 235,908	$ 239,397	$ 315,362	$ 320,042
Services transferred at a point in time:
Disaggregation of Revenue [Line Items]
Net sales					303,299	314,039
Services transferred over time:
Disaggregation of Revenue [Line Items]
Net sales					315,362	320,042
Flights | Services transferred at a point in time:
Disaggregation of Revenue [Line Items]
Net sales	72,853	59,100	223,357	230,146
Management Service | Services transferred at a point in time:
Disaggregation of Revenue [Line Items]
Net sales	551	0	551	0
Memberships | Services transferred over time:
Disaggregation of Revenue [Line Items]
Net sales	852	1,222	3,658	4,138	5,458	3,939
MRO | Services transferred over time:
Disaggregation of Revenue [Line Items]
Net sales	1,521	1,215	5,255	3,032	4,606	1,556
Fractional ownership purchase price | Services transferred over time:
Disaggregation of Revenue [Line Items]
Net sales	$ 1,146	$ 490	$ 3,087	$ 2,081	$ 1,999	$ 508